Acquisition of Authy, Inc. - Purchase Price Allocation Adjustment (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Feb. 23, 2015
Acquisition of Authy, Inc.
Goodwill	$ 3,165	$ 3,165
Authy, Inc.
Acquisition of Authy, Inc.
Accounts receivable subject to dispute			$ 66
Accounts receivable subject to dispute, deemed uncollectable			$ 52
Authy, Inc. | Adjustment
Acquisition of Authy, Inc.
Goodwill		52
Net tangible assets		$ (52)